Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Supplementary Financial Information

	December 31
	2019	2018
	U.S. dollars in thousands
a. Other current assets:
Institutions - VAT	$205	$287
Prepaid expenses	602	706
Government grants receivable	424	234
Other	10	-

	$1,241	$1,227

b. Accounts payable-other:
Accrued expenses	$3,712	$2,434
Employee-related accrued expenses	309	281
Provision for vacation	217	229
	$4,238	$2,944

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands
c. Research and development expenses, net:
Payroll and related expenses	$4,407	$5,182	$4,636
Subcontractors and consultation	9,249	7,158	12,450
Materials	998	1,681	768
Patent expenses	764	780	797
Depreciation	1,580	1,086	106
Office rent and maintenance	750	1,364	721
Other	423	704	481

	18,171	17,955	19,959
Government grants (see note 10c)	(2,701)	(2,015)	(2,189)

	$15,470	$15,940	$17,770

d. Administrative and general expenses:
Payroll and related expenses	$1,775	$1,838	$2,681
Management and professional fees	2,141	2,131	2,212
Foreign travel	175	340	279
Depreciation	115	70	50
Other	737	841	625

	$4,943	$5,220	$5,847

e. Marketing expenses
Payroll and related expenses	$-	355	346
Consultation	-	42	216

	$-	397	562